INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of carry amounts of intangible assets subject to amortization

	December 31, 2021				December 31, 2022
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount
Intangible assets not subject to amortization:
Trademark/domain name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology platform	90	(90)	—	—	90	(90)	—	—
- Non-compete agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	3,181	(1,975)	—	1,206	2,906	(2,372)	—	534
- Branding	7,413	(2,286)	—	5,127	6,849	(2,797)	—	4,052
- In-progress orders	207	(207)	—	—	192	(192)	—	—
- Members	20	(20)	—	—	20	(20)	—	—
- Software	82	(18)	—	64	76	(42)	—	34
- Internal use software	2,474	(849)	—	1,625	2,474	(1,674)	—	800
	$14,728	$(5,474)	$(1,022)	$8,232	$13,868	$(7,216)	$(1,022)	$5,630